Condensed Interim Consolidated Statements of Financial Position (Unaudited) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 53,816	$ 65,300
Trade and other receivables (note 4)	777	1,314
Inventory	238	73
Income taxes receivable	1,305	2,361
Prepaid expenses and other current assets (note 5)	2,474	1,772
Total current assets	58,610	70,820
Restricted cash equivalents	300	335
Right of use assets	85	150
Property, plant and equipment	40	42
Identifiable intangible assets	537	625
Goodwill	7,034	8,130
Total Assets	66,606	80,102
Current liabilities
Payables and accrued liabilities (note 6)	2,287	2,672
Current portion of provisions	25	34
Income taxes payable	99	115
Current portion of deferred revenues (note 3)	3,484	4,815
Current portion of lease liabilities	73	130
Total current liabilities	5,968	7,766
Deferred revenues (note 3)	1,462	1,493
Deferred gain	85	98
Lease liabilities	16	31
Employee future benefits (note 7)	9,458	17,485
Provisions	199	243
Total liabilities	17,188	27,116
SHAREHOLDERS’ EQUITY
Share capital (note 8)	293,410	293,410
Warrants (note 8)	5,085	5,085
Other capital (note 8)	90,291	89,788
Deficit	(338,664)	(334,619)
Accumulated other comprehensive loss (“AOCI”)	(704)	(678)
Total shareholders’ equity	49,418	52,986
Total liabilities and shareholders’ equity	$ 66,606	$ 80,102